Prepayment for Cip Project (Tables)	6 Months Ended
Mar. 31, 2023
Prepayment for Cip Project [Abstract]
Schedule of Future Minimum Capital Expenditures	As of March 31, 2023, future minimum capital expenditures on the Company’s CIP project are estimated as follows:
Twelve months ending March 31,	Capital Expenditure on CIP

2024	$3,603,872
2025	9,144,371
2026	1,201,291
Total	$13,949,534